Losses per share (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Calculation of Basic (Loss) Losses Per Share
The calculation of basic loss per share at December 31, 2020 and 2019 is as follows:

	Total December 31, 2020	Total December 31, 2019	Total December 31, 2018
Net loss attributable to Avianca Holdings S.A.	$(1,086,935)	$(913,712)	$(24,803)

Weighted average number of shares
(in thousands of shares)
Common stock	660,800	660,800	660,800
Preferred stock	336,187	336,187	336,187
Losses per share (1)
Common stock	$(1.09)	$(0.92)	$(0.03)
Preferred stock	$(1.09)	$(0.92)	$(0.03)

(1)	Expressed in dollars.
There are no interests in convertible preferred shares.